Actual Plan Asset Allocation (Detail) - Foreign Plan - Pension Plan - United Kingdom	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	100.00%	100.00%
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	22.00%	25.00%
Gilts
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	65.00%	75.00%
Cash
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	13.00%	0.00%